Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

19. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”)	Investee of Gopher Asset Management Co., Ltd.

Wuhu Bona Film Investment Management Co., Ltd (“Wuhu Bona”)	Investee of Gopher Asset Management Co., Ltd.

Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	Investees of Kunshan Jingzhao Equity Investment Management Co., Ltd., an affiliate of the Group

Investee funds of Noah Holdings (Hong Kong) Limited	Investees of Noah Holdings (Hong Kong) Limited, a subsidiary of the Group

Investee funds of Gopher Assets	Investees of Gopher Asset Management Co., Ltd. (“Gopher Assets”), a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Zhejiang Vanke-Noah Asset Management Co., Ltd (“Zhejiang Vanke”)	Investee of Gopher Asset Management Co., Ltd.

During the years ended December 31, 2017, 2018 and 2019, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	558,543	294,984	240,808	34,590
One-time commissions earned from funds subscribed by shareholders	2,517	—	—	—
Total one-time commissions	561,060	294,984	240,808	34,590
Recurring services fee
Investee funds of Gopher Assets	617,374	929,911	1,009,568	145,015
Wanjia Win-Win	1,079	—	688	99
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	42,128	33,009	15,759	2,264
Investee funds of Gopher Capital GP Ltd.	200,149	252,782	313,612	45,047
Wuhu Bona	—	8,491	—	—
Recurring services fee earned from funds subscribed by shareholders	—	2,868	—	—
Total recurring services fee	860,730	1,227,061	1,339,627	192,425
Performance-based income
Investee funds of Gopher Assets	44,580	92,128	34,248	4,919
Investee funds of Gopher Capital GP Ltd.	9,922	8,405	36,800	5,286
Zhejiang Vanke	—	—	18,600	2,672
Total performance-based income	54,502	100,533	89,648	12,877
Other service fee
Other services subscribed by shareholders	23,313	29,227	3,899	560
Investee funds of Gopher Capital GP Ltd.	1	—	—	—
Total other service fee	23,314	29,227	3,899	560
Total	1,499,606	1,651,805	1,673,982	240,452

As of December 31, 2018, and 2019, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Wanjia Win-Win	277	—	—
Investee funds of Gopher Assets	470,481	428,724	61,583
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	110	—	—
Investee funds of Gopher Capital GP Ltd.	55,556	70,247	10,090
Total	526,424	498,971	71,673

As of December 31, 2018, and 2019, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Investee funds of Gopher Assets	32,007	42,170	6,057
Investee funds of Gopher Capital GP Ltd.	13,770	7,564	1,087
Total	45,777	49,734	7,144

The terms of the loans are due on demand and most of the loans are interest free.

As of December 31, 2018, and 2019, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Investee funds of Gopher Assets	88,158	74,664	10,725
Wanjia Win-Win	1,006	—	—
Investee funds of Gopher Capital GP Ltd.	10,311	1,402	201
Total	99,475	76,066	10,926

During the years ended December 31, 2017, 2018 and 2019, donation made to Shanghai Noah Foundation were RMB2.7 million, RMB1.2 million and RMB1.2 million, respectively.